DEFERRED REVENUE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Deferred Revenue Disclosure [Abstract]
Schedule of deferred revenue

Our deferred revenue consists of:

	September 30, 2017	December 31, 2016
Deferred revenue - WeedMD	$248,750	$383,750
Less - current portion	(180,000)	(180,000)
Deferred revenue, net of current portion	$68,750	$203,750

	December 31,
	2016	2015
Deferred revenue – WeedMD	$383,750	$563,750
Deferred revenue - FoxBarry	—	200,000
	383,750	763,750
Less – current portion	(180,000)	(380,000)
Deferred revenue, net of current portion	$203,750	$383,750